Other Borrowings	12 Months Ended
Dec. 31, 2015
Other Borrowings [Abstract]
Other Borrowings

NOTE 9 – OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2015 (none at December 31, 2014):

	2015	2014
Federal Home Loan Bank borrowings:
Secured note, with interest at .45%, due March 25, 2016	$645,000	$-
Secured note, with interest at .45%, due March 28, 2016	1,473,000	-

Total other borrowings	$2,118,000	$-

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approximating $71,817,093 at December 31, 2015.   The interest rate on the advance outstanding at December 31, 2015, secured by individual mortgages under blanket agreement was 0.45%, with maturity in March 2016.  At December 31, 2015, the Corporation had $76,510,327 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.